FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Finance Lease Obligations
Schedule of Finance Lease Obligations

	December 31,	December 31,	January 1,
	2018	2017	2017

Not later than one year	$943	$1,204	$1,527
Later than one year and not later than five years	947	1,295	1,482
Less: Future interest charges	(71)	(150)	(197)
Present value of lease payments	1,819	2,349	2,812
Less: current portion	(950)	(1,116)	(1,435)
Non-current portion	$869	$1,233	$1,377